FINANCIAL RISK MANAGEMENT AND FAIR VALUES - LIQUIDITY RISK - Narrative (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL RISK MANAGEMENT AND FAIR VALUES
Borrowings on unsecured basis due to standby credit facilities	¥ 379,649	¥ 387,748
Weighted average interest rate per annum	3.57%	3.87%
Outstanding borrowings under PRC financial institutions	¥ 2,947	¥ 21,236